Note 14 - Components of Earnings (Losses) From Continuing Operations and Tax Provisions (Details) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
(Loss) earnings from continuing operations before income taxes:
U.S.	$ (98)		$ (136)	$ (151)
Outside the U.S.	43		138	102
Earnings (loss) from continuing operations before income taxes	(55)		2	(49)
U.S. income taxes:
Current provision (benefit)	3		1	(2)
Deferred provision (benefit)	3		9	4
Income taxes outside the U.S.:
Current provision (benefit)	8		20	(1)
Deferred provision (benefit)	(8)			7
State and other income taxes:
Current provision	2			1
Deferred provision				1
Total provision	$ 8		$ 30	$ 10
Predecessor [Member]
(Loss) earnings from continuing operations before income taxes:
U.S.		$ 2,281
Outside the U.S.		125
Earnings (loss) from continuing operations before income taxes		2,406
U.S. income taxes:
Deferred provision (benefit)		(3)
Income taxes outside the U.S.:
Current provision (benefit)		53
Deferred provision (benefit)		105
State and other income taxes:
Current provision		1
Total provision		$ 156